Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets And Liabilities Measured at Fair Value on Recurring Basis

The fair value of these assets and liabilities measured on a recurring basis was determined using the following inputs as of June 30, 2016 and December 31, 2015 (in thousands):

	June 30, 2016
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Assets:
Cash equivalents—money market funds	$—	$123,072	$—	$123,072

	December 31, 2015
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Assets:
Cash equivalents—money market fund	$—	$21,524	$—	$21,524

Liabilities:
Preferred stock warrant liability	$—	$—	$3,254	$3,254

The fair value of these assets and liabilities measured on a recurring basis was determined using the following inputs as of December 31, 2015 and 2014 (in thousands).

	December 31, 2015
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Assets:
Cash equivalents—money market fund	$—	$21,524	$—	$21,524

Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$3,254	$3,254

	December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Assets:
Cash equivalents—money market fund	$—	$16,914	$—	$16,914

Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$1,100	$1,100